Disclosure of detailed information about derivative liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Derivative liabilities, beginning balance	$ 587,000	$ 938,000
Issuance of convertible notes	342,535
Change in fair value estimates	(358,000)	(351,000)
Derivative liabilities, ending balance	$ 572,000	$ 587,000